Other Income, Net	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Other Income, Net	OTHER INCOME, NET

($ millions)	2023	2022
Equity component of AFUDC	101	78
Interest income (1)	76	11
Non-service component of net periodic benefit cost	62	92
Gain on disposal of Aitken Creek, pre-tax (Note 21)	23	—
Gain (loss) on derivatives, net	9	(17)
Gain (loss) on retirement investments, net	7	(18)
Other	13	19
	291	165
(1)    Includes interest on short-term deposits, as well as interest on regulatory deferrals